Financial Instruments - Schedule of Assets and Liabilities Classified , Changes in the Observability of Valuation Inputs Measured using Level 3 Inputs (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance	$ 186	$ 166	$ 163
Change in fair value estimate	2	20	3
Balance	188	$ 186	$ 166
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Milestone payment liability	$ 188